Segment Information - Summary of Revenue from External Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Operating Segments [Line Items]
Revenues	$ 240,095	$ 208,354	$ 468,420	$ 405,884
Retail
Disclosure Of Operating Segments [Line Items]
Revenues	162,823	137,170	319,837	262,567
Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	72,519	66,206	140,121	133,823
Other
Disclosure Of Operating Segments [Line Items]
Revenues	4,753	4,978	8,462	9,494
Europe & International
Disclosure Of Operating Segments [Line Items]
Revenues	143,067	118,193	279,863	225,858
Europe & International | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	110,449	93,594	219,236	179,034
Europe & International | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	31,840	23,783	59,455	45,085
Europe & International | Other
Disclosure Of Operating Segments [Line Items]
Revenues	778	816	1,172	1,739
North America
Disclosure Of Operating Segments [Line Items]
Revenues	66,919	63,185	129,109	123,071
North America | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	42,096	37,219	82,290	73,243
North America | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	24,491	25,602	45,909	49,113
North America | Other
Disclosure Of Operating Segments [Line Items]
Revenues	332	364	910	715
Greater China
Disclosure Of Operating Segments [Line Items]
Revenues	30,109	26,976	59,448	56,955
Greater China | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	10,278	6,357	18,311	10,290
Greater China | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	16,188	16,821	34,757	39,625
Greater China | Other
Disclosure Of Operating Segments [Line Items]
Revenues	3,643	3,798	6,380	7,040
US
Disclosure Of Operating Segments [Line Items]
Revenues	65,077	61,552	125,620	120,346
Germany
Disclosure Of Operating Segments [Line Items]
Revenues	39,061	30,910	76,376	59,803
UK
Disclosure Of Operating Segments [Line Items]
Revenues	36,889	36,788	73,241	68,601
China
Disclosure Of Operating Segments [Line Items]
Revenues	29,869	26,595	59,092	56,234
Sweden
Disclosure Of Operating Segments [Line Items]
Revenues	13,050	11,909	26,509	23,219
The Netherlands
Disclosure Of Operating Segments [Line Items]
Revenues	7,773	6,943	15,963	13,909
Switzerland
Disclosure Of Operating Segments [Line Items]
Revenues	5,258	3,803	10,787	7,593
Finland
Disclosure Of Operating Segments [Line Items]
Revenues	4,240	4,638	8,876	9,135
Other
Disclosure Of Operating Segments [Line Items]
Revenues	$ 38,878	$ 25,216	$ 71,956	$ 47,044